Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases
Leases

Lessor
We have certain services agreements with Phillips 66 that are considered operating leases under GAAP. These agreements include escalation clauses to adjust transportation tariffs and terminaling and storage fees to reflect changes in price indices. Revenues from these agreements are recorded within “Operating revenues—related parties” on our consolidated statement of income.
As of December 31, 2015, future minimum payments to be received related to these agreements were estimated to be:

Millions of Dollars

2016	$319.3
2017	320.5
2018	301.7
2019	271.1
2020	267.3
2021 and thereafter	1,029.5
Total	$2,509.4

Lessee
We have a lease agreement with Phillips 66 for using the land underlying or associated with the Bayway Rail Rack. Effective December 1, 2014, the land lease has a primary term of 40 years and is considered an operating lease under GAAP. Due to the economic infeasibility to cancel the land lease, we consider the lease non-cancellable. For the year ended December 31, 2015, the operating lease rental expense was $1.9 million. The future minimum lease payments as of December 31, 2015, for the operating lease obligation were:

Millions of Dollars

2016	$1.9
2017	1.9
2018	1.9
2019	1.9
2020	1.9
Remaining years	64.1
Total minimum lease payments	$73.6